Condensed Interim Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
REVENUES	$ 158	$ 138	$ 524	$ 357
COST OF REVENUES	(60)	(50)	(113)	(88)
GROSS PROFIT	98	88	411	269
RESEARCH AND DEVELOPMENT EXPENSES, net	4,865	3,729	9,616	7,037
GENERAL AND ADMINISTRATIVE EXPENSES	1,074	1,181	2,242	2,437
OPERATING LOSS	5,841	4,822	11,447	9,205
FINANCIAL INCOME	(37)	(223)	(329)	(499)
FINANCIAL EXPENSES	34	91	73	166
FINANCIAL INCOME, net	(3)	(132)	(256)	(333)
COMPREHENSIVE LOSS	$ 5,838	$ 4,690	$ 11,191	$ 8,872
LOSS PER ORDINARY SHARE
Basic and diluted	$ 0.14	$ 0.13	$ 0.28	$ 0.25
WEIGHTED AVERAGE ORDINARY SHARES OUTSTANDING
Basic and diluted	42,674,526	35,881,128	39,354,355	35,881,128